Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Investor Class
April 30, 2025
Prospectus

Effective February 28, 2026, Daniel Ushakov no longer serves as Co-Portfolio Manager of the fund.
It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of VIP Strategic Income Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
VIPSI-INV-PSTK-0226-111 1.924866.111	February 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

Effective February 28, 2026, Daniel Ushakov no longer serves as Co-Portfolio Manager of the fund.
It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Celso Munoz will become a Co-Lead Portfolio Manager for the fund effective January 1, 2026.
Effective January 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Celso Munoz (Co-Lead Portfolio Manager) has managed the fund since 2026.
Effective January 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Celso Munoz is Co-Lead Portfolio Manager of VIP Strategic Income Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.
VIPSI-PSTK-0226-121 1.805596.121	February 27, 2026